Transmission Rights (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Transmission Rights
Transmission rights	$ 2,366,784	$ 1,911,126
Non-current portion of Transmission rights	641,154	1,022,782
Current portion of transmission rights	1,725,630	888,344
Transmission rights charged to consolidated cost of revenues	$ 1,372,309	$ 1,285,592	$ 1,872,797